United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       11/13/09
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: 98,134
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   --------  ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Common Stock    G24140108      451    12,000SH     SOLE                              12,000
Weatherford Intl                Common Stock    H27013103      654    31,550SH     SOLE                              31,550
Abbott Laboratories             Common Stock    002824100      799    16,160SH     SOLE                              16,160
Altria Group Inc                Common Stock    02209S103      205    11,485SH     SOLE                              11,485
Amazon.com                      Common Stock    023135106    4,089    43,802SH     SOLE                              43,802
American Express                Common Stock    025816109    1,204    35,513SH     SOLE                              35,513
American Tower                  Common Stock    029912201   15,204   417,692SH     SOLE                             417,692
Anadarko Petroleum              Common Stock    032511107      320     5,100SH     SOLE                               5,100
Athenahealth Inc                Common Stock    04685W103      802    20,900SH     SOLE                              20,900
Auto Data Processing            Common Stock    053015103      515    13,100SH     SOLE                              13,100
Berkshire Hathaway Cl A         CL A            084670108      808         8SH     SOLE                                   8
Berkshire Hathaway Cl B         CL B            084670207      356       107SH     SOLE                                 107
Cigna                           Common Stock     125509109     338    12,015SH     SOLE                              12,015
Chevron Texaco                  Common Stock     166764100     298     4,228SH     SOLE                               4,228
Citi Trends Inc                 Common Stock    17306X102      214     7,500SH     SOLE                               7,500
Coca Cola Company               Common Stock     191216100     718    13,374SH     SOLE                              13,374
Destination Maternity Co        Common Stock    25065D100    1,678    92,549SH     SOLE                              92,549
Devon Energy New                Common Stock    25179M103      404     6,000SH     SOLE                               6,000
Dunn & Bradstreet Copr. New     Common Stock    26483E100      226     3,000SH     SOLE                               3,000
eBay                            Common Stock     278642103   4,068   172,392SH     SOLE                             172,392
Electronic Arts                 Common Stock     285512109   2,558   134,302SH     SOLE                             134,302
Esco Technologies               Common Stock     296315104   1,832    46,510SH     SOLE                              46,510
Euronet Worldwide               Common Stock     298736109   8,101   337,100SH     SOLE                             337,100
Exxon Mobil                     Common Stock    30231G102    6,227    90,766SH     SOLE                              90,766
General Electric                Common Stock     369604103     924    56,278SH     SOLE                              56,278
Google Inc Class A              CL A            38259P508      506     1,020SH     SOLE                               1,020
I C U Medical                   Common Stock    44930G107    1,138    30,875SH     SOLE                              30,875
Intl Business Machines          Common Stock     459200101     248     2,072SH     SOLE                               2,072
Intl Game Technology            Common Stock     459902102   1,582    73,665SH     SOLE                              73,665
Johnson & Johnson               Common Stock     478160104   2,170    35,646SH     SOLE                              35,646
Legg Mason Inc                  Common Stock     524901105   1,201    38,690SH     SOLE                              38,690
Merck & Co Inc                  Common Stock    58933Y105      355    11,220SH     SOLE                              11,220
Microsoft                       Common Stock     594918104   1,400    54,439SH     SOLE                              54,439
Netflix Inc                     Common Stock    64110L106    8,045   174,255SH     SOLE                             174,255
Northern Trust Corporation      Common Stock     665859104     570     9,800SH     SOLE                               9,800
Oracle                          Common Stock    68389X105      313    15,000SH     SOLE                              15,000
Penn Virginia Gp Hldg LP        Com Unit R Lim  70788P105      128    10,000SH     SOLE                              10,000
Penn Virginia Corp              Common Stock     707882106   1,249    54,500SH     SOLE                              54,500
Pfizer Incorporated             Common Stock     717081103     278    16,800SH     SOLE                              16,800
Philip Morris Intl Inc          Common Stock     718172109     560    11,485SH     SOLE                              11,485
Powershares WilderHill Clean E  WNDRHLL CLN EN  73935X500      179    16,500SH     SOLE                              16,500
T Rowe Price Group              Common Stock    74144T108    1,839    40,243SH     SOLE                              40,243
Qualcomm                        Common Stock     747525103  22,788   506,635SH     SOLE                             506,635
Schering Plough                 Common Stock     806605101     226     8,000SH     SOLE                               8,000
Wells Fargo & Co. New           Common Stock     949746101     366    13,000SH     SOLE                              13,000
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